Scope of Consolidation - plastic components held for sale (Details) - Subsidiaries [Domain] € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Assets And Liabilities Classified As Held For Sale [Line Items]
Gains on disposals of investments	€ 5.0
Consideration paid (received)	€ 47.5